Segmented Information - Schedule of Geographical Areas (Detail) - Non-current assets, excluding deferred income tax assets and financial and other assets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 36,315	$ 33,945
Canada
Disclosure of geographical areas [line items]
Non-current assets	22,410	22,033
Chile
Disclosure of geographical areas [line items]
Non-current assets	10,555	8,697
United States
Disclosure of geographical areas [line items]
Non-current assets	1,710	1,567
Peru
Disclosure of geographical areas [line items]
Non-current assets	1,483	1,499
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 157	$ 149